Average Annual Total Returns - International Small-Cap Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 21, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2006)
Average Annual Return, Percent		23.41%	6.23%	6.46%
Performance Inception Date	May 01, 2006
Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		23.66%	6.44%	6.67%
Performance Inception Date	May 02, 2011
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)
Average Annual Return, Percent		31.83%	5.62%	7.49%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)
Average Annual Return, Percent		29.26%	6.91%	8.13%